Note 13 - Property and Equipment, Net	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
13.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of:

	December 31,
	2013	2014
Technology infrastructure	$10,299,529	$9,842,789
Computer equipment	1,840,958	1,995,876
Furniture, fixtures and equipment	3,548,706	4,052,425
Motor vehicle	609,345	929,340
Leasehold improvements	4,173,025	4,610,488
	20,471,563	21,430,918
Less: accumulated depreciation	(16,603,296)	(16,567,969)
	$3,868,267	$4,862,949

Depreciation expense for the years ended December 31, 2012, 2013 and 2014 were $2,838,031, $1,732,035 and $1,524,655, respectively.